Loans And Allowance For Credit Losses (Nonaccrual Status Of Loans By Class) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014		Mar. 31, 2013
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	¥ 1,076,795	[1]	¥ 1,272,330	[1]
Loans held for sale placed on nonaccrual status			818
Loans acquired with deteriorated credit quality placed on nonaccrual status	38,651		21,965
Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	737,896		911,700
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	167,859		211,975
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	30,093		37,381
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	141,974		185,597
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	72,059		85,987
Commercial [Member] | Domestic [Member] | Wholesale And Retail [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	211,770		249,251
Commercial [Member] | Domestic [Member] | Banks And Other Financial Institutions [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	7,234		13,993
Commercial [Member] | Domestic [Member] | Communication And Information Services [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	24,956		31,941
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	35,959		42,513
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	45,992		53,062
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	82,617		98,085
Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	111,252		130,830
Card [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	72,483		88,045
MUAH [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	46,574		43,670
Krungsri [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	¥ 25,973

[1]	The above table does not include loans held for sale of ¥818 million and nil at March 31, 2013 and 2014, respectively, and loans acquired with deteriorated credit quality of ¥21,965 million and ¥38,651 million at March 31, 2013 and 2014, respectively.